Income and expenses - Staff Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Staff costs
Wages, salaries and similar expenses	$ 265,405	$ 222,733		$ 212,098
Pension plan contributions	12,136	13,631		10,647
Employee benefit costs	63,523	65,599		73,654
Staff costs	$ 341,064	$ 301,963	[1]	$ 296,399	[1]

[1]	The amounts for 2016 have been re-presented to show the results of the Spanish energy business within profit (loss) from continuing operations, as described in Note 1 to the consolidated financial statements.